Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	SOUND SHORE FUND, INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000764157
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2025
Sound Shore Fund, Inc.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sound Shore Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Sound Shore Fund, Inc. (the “Fund”) is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the various fees and expenses that you may pay if you invest in the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as broker commissions, when it buys and sells equity securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund’s Investor Class and Institutional Class and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% annual return and that the Fund’s Total Annual Fund Operating Expenses remain the same, except that the Institutional Class’ expense limitation is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser seeks to meet the Fund’s investment objective of growth of capital by employing a value investment strategy to its selection of predominantly Large Cap and Mid Cap common stocks for the portfolio. The Adviser considers Large Cap companies to be those with market capitalizations in excess of $10 billion at the time of purchase (“Large Cap”). The Adviser considers Mid Cap companies to be those with market capitalizations between $1 billion and $10 billion at the time of purchase (“Mid Cap”). The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of December 31, 2024, the Fund had invested 24.6% in the Health Care sector and 20.2% in the Financials sector. The investment strategy is built upon three components:

Disciplined Approach — Since the Fund’s inception in 1985, the Adviser has consistently applied its value-oriented investment philosophy and process. This process is driven by strict valuation screening, rigorous company specific research, and stock selection. The Adviser strives to be at or near fully invested.

Risk Aversion — The Adviser’s focus and emphasis on companies selling at low absolute and relative P/E valuations provides risk control. The portfolio is oriented toward financially sound companies that have underperformed and have lost Wall Street’s attention due to low expectations. The Adviser analyzes risk on a company-by-company basis and establishes maximum position constraints in portfolio construction. The Adviser also considers governance as well as environmental and social factors as appropriate. While valuation, governance, environmental and social factors are analyzed, the evaluation of all key investment considerations is industry- and company-specific. Consequently, no one issue necessarily disqualifies a company from investment and no individual characteristic must be present prior to investment.

Long-Term Orientation — The Adviser’s bottom-up, stock by stock process generally incorporates a 12-36 month investment time horizon while resisting fads, themes and market timing.

While most of the Fund’s assets will be invested in domestic common stock, the Fund may also invest in U.S. traded Large Cap and Mid Cap securities issued by companies organized outside the United States including American Depositary Receipts.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart illustrates the variability of the returns of the Fund’s Investor Class shares. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class performance from year-to-year and how the Fund’s average annual returns for 1, 5, and 10 years compare to a broad measure of market performance as well as a secondary benchmark the Adviser believes is more aligned with the Fund’s investment strategy. The Institutional Class would have substantially similar annual returns to those of the Investor Class because both classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Institutional Class shares have a lower expense ratio. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. To obtain updated performance information, please visit the Fund’s website at www.soundshorefund.com or call (800) 551-1980.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class performance from year-to-year and how the Fund’s average annual returns for 1, 5, and 10 years compare to a broad measure of market performance as well as a secondary benchmark the Adviser believes is more aligned with the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 551-1980
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.soundshorefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart above, the highest calendar quarterly return was 21.03% (for the quarter ended December 31, 2020) and the lowest quarterly return was -29.17% (for the quarter ended March 31, 2020).

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When returns before taxes are negative, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Institutional Class’ average annual total return, and the Investor Class’ average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of shares as of December 31, 2024, compared to the average annual returns of broad measures of market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. When returns before taxes are negative, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Sound Shore Fund, Inc. | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Sound Shore Fund, Inc. | Russell 1000® Value Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Sound Shore Fund, Inc. | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occurs:
Sound Shore Fund, Inc. | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Sound Shore Fund, Inc. | Risks Associated with Value Investing
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Value Investing An investment in the Fund is not by itself a complete or balanced investment program. The Fund’s value investment approach can undergo cycles of greater or lesser investor interest and, therefore, may lead to a decrease in the prices of the stocks in the Fund’s portfolio.

Sound Shore Fund, Inc. | General Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Sound Shore Fund, Inc. | Mid Cap Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid Cap Risk Securities of medium sized companies may be more volatile and more difficult to liquidate during market downturns than securities of large, more widely traded companies.
Sound Shore Fund, Inc. | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk The Fund may invest in foreign securities primarily in the form of American Depositary Receipts. Investing in the securities of foreign issuers involves certain special risks, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S.

issuers including increased risks of adverse issuer, political, regulatory, market or economic developments. Investments in foreign securities also may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations.

Sound Shore Fund, Inc. | Sector-Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector-Focus Risk Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

Sound Shore Fund, Inc. | Healthcare Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare Sector Risk To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund’s performance could be negatively impacted by events affecting this sector. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

Sound Shore Fund, Inc. | Financial Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Sector Risk Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financial sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Sound Shore Fund, Inc. | Large Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Companies Risk Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Sound Shore Fund, Inc. | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSHFX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2015	rr_AnnualReturn2015	(5.02%)
Annual Return 2016	rr_AnnualReturn2016	14.63%
Annual Return 2017	rr_AnnualReturn2017	16.22%
Annual Return 2018	rr_AnnualReturn2018	(12.62%)
Annual Return 2019	rr_AnnualReturn2019	23.26%
Annual Return 2020	rr_AnnualReturn2020	7.78%
Annual Return 2021	rr_AnnualReturn2021	23.76%
Annual Return 2022	rr_AnnualReturn2022	(10.59%)
Annual Return 2023	rr_AnnualReturn2023	17.45%
Annual Return 2024	rr_AnnualReturn2024	22.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.17%)
1 Year	rr_AverageAnnualReturnYear01	22.54%
5 Years	rr_AverageAnnualReturnYear05	11.41%
10 Years	rr_AverageAnnualReturnYear10	8.87%
Sound Shore Fund, Inc. | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	7.97%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Sound Shore Fund, Inc. | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Sound Shore Fund, Inc. | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSHVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,040
1 Year	rr_AverageAnnualReturnYear01	22.82%
5 Years	rr_AverageAnnualReturnYear05	11.62%
10 Years	rr_AverageAnnualReturnYear10	9.06%

[1]	Pursuant to an expense limitation agreement between Sound Shore Management, Inc. (the “Adviser”) and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class included in Total Annual Fund Operating Expenses (excluding advisory fees, interest, taxes, securities lending costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs). The agreement is in effect until at least May 1, 2026. Thereafter, it is automatically renewed for one year terms unless the Adviser gives at least thirty days written notice of its termination.